Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Current service cost	$ 13,152	$ 12,775	$ 9,459
Interest cost	12,048	8,907	8,344
Actuarial gains	(115)	(3,359)
Cost per service passed for modification or reduction		(10,858)
Cost per service for plan modification	956
Benefits paid	(3,308)
Components of defined benefit costs recognized in net income (Note 24)	22,735	7,465	17,803
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	1,404	161	2,602
Total recognized as employee benefit cost	$ 24,139	$ 7,626	$ 20,405